Earnings per share (Tables)	6 Months Ended
Sep. 30, 2013
Summary of amounts and numbers used in calculation of net income (loss) attributable to NHI shareholders per share (basic and diluted)

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2012	2013
Basic—
Net income attributable to NHI shareholders	¥4,700	¥104,007
Weighted average number of shares outstanding	3,682,504,520	3,705,701,979
Net income attributable to NHI shareholders per share	¥1.28	¥28.07

Diluted—
Net income attributable to NHI shareholders	¥4,678	¥103,984
Weighted average number of shares outstanding	3,746,279,139	3,822,698,904
Net income attributable to NHI shareholders per share	¥1.25	¥27.20

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2012	2013
Basic—
Net income attributable to NHI shareholders	¥2,809	¥38,113
Weighted average number of shares outstanding	3,691,932,626	3,704,488,401
Net income attributable to NHI shareholders per share	¥0.76	¥10.29

Diluted—
Net income attributable to NHI shareholders	¥2,793	¥38,108
Weighted average number of shares outstanding	3,755,137,084	3,813,279,230
Net income attributable to NHI shareholders per share	¥0.74	¥9.99